Summary of Significant Accounting Policies - Schedule of Inventory (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Raw materials	$ 10,083,241	$ 9,116,824	$ 8,253,104
Work in process	3,236,331	3,165,876	2,480,979
Finished goods	11,943,087	12,975,669	13,685,571
Inventory	$ 25,262,659	$ 25,258,369	$ 24,419,654